14. Investment in Associate: Equity Method Investments (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Equity Method Investments
	2018	2017

Balance at the beginning of year
Acquisition of 3,000 shares in DJMC	$900,000	$-
Share of equity loss	(8,016	-
Balance at the end of year	$891,984	$-